Major maintenance provision (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Major maintenance provision
Discount rate				10.04%
Major maintenance of assets under concession		$ 2,119,281	$ 1,990,718	$ 1,741,733
Additions		389,112	550,085	646,948
Disbursements		(224,230)	(421,522)	(397,963)
Short-term		555,498	629,683	949,197
Long-term	$ 83,164	1,728,665	1,489,598	1,041,521
Present value of major maintenance provision	$ 7,719	$ 160,440	$ 201,688	$ 174,871
Minimum
Major maintenance provision
Discount rate			8.95%
Maximum
Major maintenance provision
Discount rate			10.99%